Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Income	$ 71	$ 13	$ 34
Expense	(13)	(42)	(54)
Total	$ 58	$ (29)	$ (20)